Loans and borrowings - Current and Non-current (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Loans and borrowings.
Current	$ 1,455	$ 6,706
Non-current	455	1,074
Total loans and borrowings	$ 1,910	$ 7,780